Earnings (Loss) per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Performance And Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	2,781,356	1,434,233
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	2,923,500	3,093,786
Shares to be purchased through employee stock purchase plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	39,321	29,550